Disclosure of associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Current assets	$ 197,601	$ 352,933
Current liabilities	23,005	28,832
Revenues	490,472	213,216
Other comprehensive income (loss)	34,891	(11,876)
Comprehensive loss	(70,696)	(54,664)
Osisko Mining [Member]
Statements Line Items
Current assets	121,424	108,439
Non-current assets	411,548	290,332
Current liabilities	13,540	23,657
Non-current liabilities	29,434	15,941
Revenues	0	0
Net earnings (loss) from continuing operations and net income (loss)	(19,022)	(19,741)
Other comprehensive income (loss)	(7,843)	(954)
Comprehensive loss	(26,865)	(20,695)
Carrying value of investment	89,766	73,635
Fair value of investment	131,673	109,504
Barkerville [Member]
Statements Line Items
Current assets	32,533	67,162
Non-current assets	166,995	106,851
Current liabilities	17,196	15,709
Non-current liabilities	14,172	15,634
Revenues	0	0
Net earnings (loss) from continuing operations and net income (loss)	8,907	(6,733)
Other comprehensive income (loss)	(181)	175
Comprehensive loss	8,726	(6,558)
Carrying value of investment	95,695	89,556
Fair value of investment	65,146	106,732
Victoria [Member]
Statements Line Items
Current assets	50,084	30,822
Non-current assets	427,529	179,260
Current liabilities	90,527	16,895
Non-current liabilities	87,811	2,375
Revenues	0	0
Net earnings (loss) from continuing operations and net income (loss)	(1,278)	(2,852)
Other comprehensive income (loss)	(307)	(160)
Comprehensive loss	(1,585)	(3,012)
Carrying value of investment	56,972	12,681
Fair value of investment	44,558	8,886
Falco [Member]
Statements Line Items
Current assets	9,209	45,654
Non-current assets	132,255	66,430
Current liabilities	40,415	21,846
Non-current liabilities	9,758	8,380
Revenues	0	0
Net earnings (loss) from continuing operations and net income (loss)	(6,713)	(6,834)
Other comprehensive income (loss)	0	0
Comprehensive loss	(6,713)	(6,834)
Carrying value of investment	21,128	15,652
Fair value of investment	$ 10,449	$ 20,817